Equity and Related Transactions - Summary of roll forward activity of equity instruments (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Beginning balance, shares		70,178,428
Ending balance, shares	89,026,997	89,026,997	70,178,428
Warrants issued	$ 33,096,000	$ 33,096,000
Class of warrants or rights outstanding				52,500
Common Stock [Member]
Beginning balance, shares		70,178,428	69,840,928
RSU's settled			337,500
Acquisition consideration		15,198,569
Other issuance		3,500,000
Stock options exercised		150,000
Ending balance, shares	89,026,997	89,026,997	70,178,428
RSUs
RSU's settled		779,032
Beginning balance RSUs(i)	$ 779,032,000	$ 779,032,000			$ 337,500,000
RSUs settled			(337,500)
Stock option
Stock Options beginning balance shares	5,680,120	5,680,120	5,760,120		5,778,120
Stock options cancelled			(18,000)
Stock options exercised		(150,000)
Stock options issued		70,000
Warrants
Warrants issued		$ 17,114,093
Class of warrants or rights outstanding	17,114,093	17,114,093			525,000
Warrants expired			(525,000)